Operating profit - Summary of Auditors Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration [abstract]
Audit	£ 21.1	£ 20.4	£ 20.6
Audit-related and other assurance services	2.2	1.6	6.3
Total audit services, audit-related and other assurance services	23.3	22.0	26.9
Pension benefits
Auditor's remuneration [abstract]
Audit	0.2	0.2	0.2
GSK PLC
Auditor's remuneration [abstract]
Audit	10.8	10.2	10.9
Total for all subsidiaries
Auditor's remuneration [abstract]
Audit	£ 10.3	£ 10.2	£ 9.7